Commitments and contingencies - Additional Information (Details) $ in Millions	Dec. 19, 2024 USD ($)	May 16, 2018 USD ($) D Y installment payment oz
Tres Quebradas lithium project
Commitments and contingencies
Percentage of gross overriding revenue royalty acquired	0.50%
Consideration To Acquire Royalty	$ 28.0
Contingent liabilities related to kemess project
Commitments and contingencies
Upfront deposit amount		$ 45.0
Ongoing payment, as a percentage of average five-day silver market price		10.00%
Number of day's average of silver market price considered for ongoing payment determination | D		5
Percentage of payable silver produced at the mine, that the Company will receive		100.00%
Fixed ratio floor, in ounces of silver for each 1,000 pounds of copper produced | oz		5.5755
Upfront deposit, number of installments | installment		4
Upfront deposit, amount payable upon a construction decision		$ 10.0
Upfront deposit, amount payable on the first anniversary of the initial payment		$ 10.0
Upfront deposit, number of payments to be made on the following two anniversaries | payment		2
Upfront deposit, amount payable on the following two anniversaries		$ 12.5
Upfront deposit, number of anniversaries on which two payments are to be made | Y		2